Derivative instruments and hedging activities - Schedule of derivatives used for trading and non-trading purposes (Detail) - Derivatives used for trading and non-trading purposes [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ (249)	¥ (13)	¥ 455
Equity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(272)	(2)	(194)
Interest rate contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	106	(189)	468
Credit contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	46	27	12
Foreign exchange contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(175)	140	142
Other contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ 46	¥ 11	¥ 27

[1]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the year ended March 31, 2024, 2025 and 2026, net gains (losses) for these non-trading derivatives were not significant.